Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
13. EARNINGS PER SHARE
Basic earnings per share is determined by dividing net income attributable to common shareholders by
the weighted average number of common shares outstanding

during the period. Diluted EPS is computed
by dividing net income attributable to common shareholders

by the weighted average number of common
shares outstanding during the period, adjusted for the exercise and/or conversion of all potentially dilutive
securities. Such dilutive items include Company contributions to the senior management stock option
plan, convertible debentures and shares issued under the DRIP.
The following table reconciles the computation of basic

and diluted earnings per share:
For the Year ended December 31
millions of dollars (except per share amounts) 2024 2023
Numerator
Net income attributable to common shareholders $

493.6 $

977.7
Diluted numerator

493.6

977.7
Denominator
Weighted average shares of common stock outstanding – basic

289.1

273.6
Stock-based compensation

0.1

0.2
Weighted average shares of common stock outstanding – diluted

289.2

273.8
Earnings per common share
Basic

$

1.71 $

3.57
Diluted $

1.71 $

3.57